Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Loss before tax	$ (9,923,195)	$ (539,569)	$ (462,647)
Combined tax rate	27.00%	27.00%	25.00%
Expected income tax reduction	$ (2,679,263)	$ (145,684)	$ (115,662)
Effect of foreign tax rates	(10,788)	(9,496)	(13,141)
Change in unrecognized deferred tax assets	2,688,768	155,249	127,787
Non-deductible and other	3,425	3,300	6,062
Income tax expense	$ 2,142	$ 3,369	$ 5,046